PLEDGED ASSETS (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 16,327	€ 33,219
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	15,422
Special Greek government bonds	847
Pledged amounts relating to loans.	905
Floating Rate notes issued under the government guaranteed borrowing facility held by the Bank.	€ 14,798